Balance Sheets	Apr. 30, 2025 JPY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 JPY (¥)
CURRENT ASSETS:
Cash	¥ 104,379,373	$ 731,819	¥ 337,911,102
Time deposit			100,000,000
Digital assets	153,764	1,078	44,662
Accounts receivable, net	9,139,641	64,079	40,711,929
Contract assets	17,208,508	120,651	40,359,303
Prepayments	9,350,670	65,559	8,227,532
Short-term deposits	3,096,509	21,710	3,096,509
Income tax receivable	8,276	58	325
Other current assets, net			39,600
TOTAL CURRENT ASSETS	143,336,741	1,004,954	530,390,962
Property and equipment, net	927,858	6,505	1,319,884
Intangible assets	10,620,000	74,458
Operating lease right-of-use assets	3,471,991	24,343	11,711,000
Long-term deposits	657,740	4,612	657,740
Restricted cash	31,486,253	220,755	31,486,253
TOTAL ASSETS	190,500,583	1,335,627	575,565,839
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Accounts payable	12,167,638	85,309	18,422,782
Bank loans – current portion, net	15,204,000	106,597	119,189,500
Other payables and accrued liabilities	52,466,403	367,850	47,151,060
Operating lease liabilities, current	2,775,741	19,461	8,239,009
TOTAL CURRENT LIABILITIES	82,613,782	579,217	193,002,351
Bank loans – non-current, net	33,859,000	237,390	49,063,000
Operating lease liabilities, non-current			2,775,741
TOTAL LIABILITIES	116,472,782	816,607	244,841,092
COMMITMENTS AND CONTINGENCIES:
SHAREHOLDERS’ EQUITY:
Ordinary shares, 55,300,000 shares authorized; 15,076,900 and 15,076,900 shares issued and outstanding as of April 30, 2024 and 2025	50,000,000	350,557	50,000,000
Additional paid-in capital	2,210,480,581	15,498,006	2,210,480,581
Accumulated deficit	(2,186,452,780)	(15,329,543)	(1,929,755,834)
TOTAL SHAREHOLDERS’ EQUITY	74,027,801	519,020	330,724,747
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 190,500,583	$ 1,335,627	¥ 575,565,839